Business acquisitions and development projects - Acquisition of Noncontrolling Interest (Details) In Thousands, unless otherwise specified	12 Months Ended		0 Months Ended		12 Months Ended		0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended		0 Months Ended
	Dec. 31, 2014 CAD	Dec. 31, 2013 CAD	Mar. 31, 2014 Wind Portfolio SponsorCo, LLC USD ($)	Mar. 31, 2014 Wind Portfolio SponsorCo, LLC CAD	Dec. 31, 2014 Noncontrolling Interests CAD	Dec. 31, 2013 Noncontrolling Interests CAD	Mar. 31, 2014 Noncontrolling Interests Wind Portfolio SponsorCo, LLC CAD	Dec. 31, 2014 Foreign currency cumulative translation CAD	Mar. 31, 2014 Foreign currency cumulative translation Wind Portfolio SponsorCo, LLC CAD	Dec. 31, 2014 Unrealized gain (loss) on cash flow hedges CAD	Mar. 31, 2014 Unrealized gain (loss) on cash flow hedges Wind Portfolio SponsorCo, LLC CAD	Dec. 31, 2014 Additional Paid-in Capital CAD	Dec. 31, 2013 Additional Paid-in Capital CAD	Mar. 31, 2014 Additional Paid-in Capital Wind Portfolio SponsorCo, LLC CAD
Business Acquisition [Line Items]
Acquisition of non-controlling interest	159,672	10,302			205,796	0	205,796	(21,029)	(21,029)	(2,543)	(2,543)	(22,552)	0	(22,552)
Acquisition of non-controlling interest, decrease in deferred tax asset				(32,551)
Acquisition of non-controlling interest	127,121	0	$ 115,000	127,121